Stockholder’s Equity	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Stockholder’s Equity

During the quarter ended September 30, 2011, the Company recorded stock based compensation expense of $nil (September 30, 2010 - $51,893) but did recognize $nil (September 30, 2010 - $2,830) in consulting fees on options vested.

No options were granted or exercised during the period ended September 30, 2011.

During the quarter ended June 30, 2011, 244,692 options expired unexercised.